Income Tax - Additional information (Details) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of Income Tax
Applicable tax rate	30.00%	30.00%	30.00%
Temporary differences associated with investments in subsidiaries, branches and associates and interests in joint arrangements for which deferred tax liabilities have not been recognised	$ 1,414,628	$ 1,802,451	$ 1,919,720
Country of domicile [member]
Disclosure of Income Tax
Applicable tax rate	30.00%	30.00%	30.00%
Foreign countries [member]
Disclosure of Income Tax
Applicable tax rate	21.00%	21.00%	21.00%